Lincoln Inflation Plus Fund
Consolidated Schedule of Investments
April 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–1.67%
Australia–0.26%
†Predictive Discovery Ltd.	50,400	$33,943
		33,943
Canada–0.69%
Franco-Nevada Corp.	130	29,944
OR Royalties, Inc.	830	30,635
Wheaton Precious Metals Corp.	230	29,086
		89,665
Norway–0.26%
Norsk Hydro ASA	3,100	34,213
		34,213
United States–0.46%
Alcoa Corp.	500	31,895
Royal Gold, Inc.	120	28,006
		59,901
Total Common Stock (Cost $234,690)		217,722

		Principal Amount°
ΔSOVEREIGN BONDS–32.04%
Argentina–0.97%
φArgentina Government International Bonds 4.13% 7/9/35		170,000	126,650
			126,650
Brazil–6.38%
Brazil Notas do Tesouro Nacional
6.00% 5/15/35	BRL	70,000	61,986
10.00% 1/1/35	BRL	4,490,000	771,379
			833,365
Chile–1.51%
Bonos de la Tesoreria de la Republica en pesos 4.70% 9/1/30	CLP	180,000,000	196,562
			196,562
Colombia–4.22%
Colombia TES
6.25% 7/9/36	COP	1,810,000,000	310,191
9.25% 5/28/42	COP	550,000,000	112,448
13.25% 2/9/33	COP	482,700,000	127,874
			550,513
Egypt–2.20%
Egypt Treasury Bills 0.00% 10/13/26	EGP	17,000,000	286,501
			286,501
Hungary–3.21%
Hungary Government Bonds
6.25% 9/23/37	HUF	30,500,000	99,518
7.00% 10/24/35	HUF	92,700,000	319,899
			419,417
Malaysia–2.56%
Malaysia Government Bonds
3.83% 7/5/34	MYR	900,000	230,899
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Malaysia Government Bonds (continued)
3.89% 8/15/29	MYR	400,000	$102,738
			333,637
Mexico–4.61%
Mexico Bonos
7.75% 11/23/34	MXN	3,600,000	188,689
8.50% 11/18/38	MXN	7,810,000	413,617
			602,306
Philippines–0.70%
Philippines Government Bonds 6.38% 4/28/35	PHP	5,890,000	91,713
			91,713
Romania–1.37%
Romania Government Bonds 7.10% 7/31/34	RON	800,000	178,342
			178,342
South Africa–4.31%
Republic of South Africa Government Bonds
8.50% 1/31/37	ZAR	4,500,000	259,831
8.75% 2/28/48	ZAR	5,350,000	303,308
			563,139
Total Sovereign Bonds (Cost $4,018,972)			4,182,145
SUPRANATIONAL BANKS–3.48%
Asian Infrastructure Investment Bank 6.00% 12/8/31		14,500,000	140,976
European Bank for Reconstruction & Development
6.50% 10/3/36		20,500,000	196,720
7.05% 8/10/33		11,500,000	116,630
Total Supranational Banks (Cost $550,267)			454,326
U.S. TREASURY OBLIGATION–0.96%
U.S. Treasury Bonds 4.75% 2/15/56		130,000	125,166
Total U.S. Treasury Obligation (Cost $127,468)			125,166

	Number of Shares
EXCHANGE-TRADED FUNDS–16.54%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	53,100	1,343,961
iShares Silver Trust	3,300	219,978
SPDR® Gold MiniShares Trust	6,510	594,819
Total Exchange-Traded Funds (Cost $1,921,414)		2,158,758
Lincoln Inflation Plus Fund–1

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	1,946	$1,945
Total Money Market Fund (Cost $1,946)		1,945

	Principal Amount°
SHORT-TERM INVESTMENTS–42.15%
U.S. TREASURY OBLIGATIONS–40.66%
≠U.S. Treasury Bills
3.65% 6/2/26	1,250,000	1,246,030
3.66% 5/28/26	850,000	847,716
3.67% 6/4/26	300,000	298,984
3.67% 6/4/26	450,000	448,474
		Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS (continued)
≠U.S. Treasury Bills (continued)
3.67% 6/25/26		500,000	$497,258
3.68% 5/14/26		200,000	199,740
3.68% 5/28/26		180,000	179,515
3.69% 7/2/26		600,000	596,270
3.69% 7/9/26		1,000,000	993,092
			5,307,079
SOVEREIGN BONDS–1.49%
^Nigeria OMO Bills 0.00% 1/12/27	NGN	301,090,000	194,115
			194,115
Total Short-Term Investments (Cost $5,502,903)			5,501,194

TOTAL INVESTMENTS–96.85% (Cost $12,357,660)	12,641,256
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.15%	410,804
NET ASSETS APPLICABLE TO 1,129,943 SHARES OUTSTANDING–100.00%	$13,052,060

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at April 30, 2026.
≠The rate shown is the effective yield at the time of purchase.
^Zero coupon security.

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	BRL	620,000	USD	(118,569)	5/5/26	$6,470	$—
BNP	BRL	(620,000)	USD	124,283	5/5/26	—	(755)
BNP	HUF	33,875,000	USD	(102,195)	5/18/26	6,858	—
BNP	KRW	333,500,000	USD	(230,852)	5/26/26	—	(4,322)
BNP	KRW	196,400,000	USD	(132,970)	7/10/26	605	—
BRC	CZK	(2,550,000)	USD	123,896	5/26/26	1,123	—
BRC	HUF	9,568,000	USD	(28,812)	6/2/26	1,963	—
BRC	HUF	8,838,000	USD	(28,481)	6/2/26	—	(53)
BRC	MXN	(4,459,000)	USD	254,844	6/2/26	290	—
BRC	MXN	3,984,000	USD	(227,539)	6/2/26	—	(102)
BRC	MYR	(500,000)	USD	127,226	6/4/26	1,140	—
BRC	MYR	500,000	USD	(127,910)	6/4/26	—	(1,824)
CIBC	CZK	2,959,000	USD	(140,399)	5/26/26	2,066	—
CIBC	GBP	26,000	USD	(35,297)	6/17/26	79	—
CIBC	HUF	(40,585,000)	USD	126,111	5/18/26	—	(4,544)
CIBC	HUF	22,000,000	USD	(64,222)	5/18/26	6,603	—
CIBC	NOK	289,000	USD	(30,836)	6/17/26	340	—
CIBC	PLN	346,000	USD	(93,943)	5/18/26	1,508	—
GSI	ARS	190,000,000	USD	(122,660)	5/5/26	13,298	—
GSI	ARS	(190,000,000)	USD	133,709	5/5/26	—	(2,249)
GSI	ARS	(190,000,000)	USD	137,572	5/5/26	1,614	—
GSI	ARS	190,000,000	USD	(137,572)	5/5/26	—	(1,614)
GSI	BRL	(2,645,000)	USD	497,186	5/5/26	—	(36,244)
GSI	BRL	2,645,000	USD	(530,209)	5/5/26	3,221	—
GSI	CLP	58,820,000	USD	(66,542)	7/20/26	—	(1,168)
Lincoln Inflation Plus Fund–2

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	CZK	1,965,000	USD	(93,631)	5/26/26	$977	$—
GSI	EGP	(14,865,000)	USD	262,401	5/4/26	—	(14,206)
GSI	EGP	22,765,000	USD	(431,920)	5/4/26	—	(8,311)
GSI	EGP	(7,900,000)	USD	149,083	5/4/26	2,080	—
GSI	INR	(8,880,000)	USD	96,112	6/5/26	2,979	—
GSI	INR	(26,280,000)	USD	276,620	6/29/26	1,613	—
GSI	INR	(9,344,000)	USD	98,697	7/17/26	1,157	—
GSI	KRW	169,300,000	USD	(115,550)	7/23/26	—	(359)
GSI	MXN	6,475,000	USD	(365,355)	5/26/26	4,480	—
GSI	MXN	475,000	USD	(26,535)	6/2/26	581	—
GSI	MYR	870,000	USD	(216,165)	6/9/26	3,258	—
GSI	PHP	(5,625,000)	USD	92,387	6/29/26	1,001	—
GSI	ZAR	(2,050,000)	USD	125,929	6/4/26	3,186	—
LYD	AUD	(46,000)	USD	32,971	7/17/26	—	(96)
LYD	HUF	(40,406,000)	USD	125,804	6/2/26	—	(4,162)
LYD	NOK	115,000	USD	(12,266)	6/12/26	141	—
LYD	ZAR	4,080,000	USD	(245,935)	5/26/26	—	(1,494)
MSC	BRL	2,025,000	USD	(380,911)	5/5/26	27,480	—
MSC	BRL	(2,025,000)	USD	405,925	5/5/26	—	(2,466)
MSC	CLP	100,775,000	USD	(117,352)	5/5/26	—	(5,356)
MSC	CLP	(100,775,000)	USD	115,913	5/5/26	3,917	—
MSC	CLP	100,775,000	USD	(111,594)	5/5/26	403	—
MSC	CLP	(100,775,000)	USD	111,594	5/5/26	—	(403)
MSC	CZK	(2,374,000)	USD	114,517	5/26/26	218	—
MSC	EUR	48,000	USD	(56,964)	6/17/26	—	(504)
MSC	HUF	47,295,000	USD	(140,178)	5/18/26	12,078	—
MSC	HUF	22,000,000	USD	(71,885)	6/2/26	—	(1,122)
MSC	HUF	19,400,000	USD	(63,213)	7/21/26	—	(995)
MSC	MXN	(6,475,000)	USD	371,984	5/26/26	2,148	—
MSC	MYR	(870,000)	USD	220,615	6/9/26	1,192	—
MSC	NOK	(240,000)	USD	25,043	6/12/26	—	(849)
MSC	NOK	125,000	USD	(13,218)	6/12/26	267	—
MSC	NOK	(526,000)	USD	54,274	6/17/26	—	(2,468)
MSC	PLN	385,000	USD	(108,342)	5/18/26	—	(2,132)
MSC	PLN	189,000	USD	(51,043)	5/18/26	1,096	—
MSC	ZAR	(6,065,000)	USD	372,005	5/26/26	8,639	—
MSC	ZAR	1,985,000	USD	(121,394)	5/26/26	—	(2,469)
MSC	ZAR	2,050,000	USD	(124,134)	6/4/26	—	(1,391)
RBC	EUR	(48,000)	USD	55,590	6/17/26	—	(871)
RBC	GBP	(26,000)	USD	34,711	6/17/26	—	(666)
RBC	HUF	(40,585,000)	USD	125,197	5/18/26	—	(5,457)
Total Foreign Currency Exchange Contracts						$126,069	$(108,652)
Lincoln Inflation Plus Fund–3

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Commodity Contracts:
16	CBOT Corn Futures	$379,800	$374,652	7/14/26	$5,148	$—
2	CBOT Soybean Futures	119,550	117,306	7/14/26	2,244	—
3	CBOT Soybean Oil Futures	134,172	132,632	7/14/26	1,540	—
3	COMEX 1000-oz. Silver Futures	222,084	233,202	7/29/26	—	(11,118)
2	COMEX Copper Futures	299,025	290,119	7/29/26	8,906	—
2	COMEX E-Micro Gold Futures	92,592	95,928	6/26/26	—	(3,336)
4	LME Primary Aluminum Futures	353,422	350,782	5/18/26	2,640	—
(4)	LME Primary Aluminum Futures	(353,422)	(363,963)	5/18/26	10,541	—
7	LME Primary Aluminum Futures	610,412	632,953	7/13/26	—	(22,541)
4	NYBOT CSC Cocoa Futures	142,760	136,492	7/16/26	6,268	—
26	NYBOT CSC Number 11 World Sugar Futures	425,443	407,359	6/30/26	18,084	—
9	NYBOT CTN Number 2 Cotton Futures	369,900	352,815	7/9/26	17,085	—
2	NYMEX Light Sweet Crude Oil Futures	160,420	149,948	11/20/26	10,472	—
Total Futures Contracts					$82,928	$(36,995)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of from the date the contracts were opened through April 30, 2026.

Summary of Abbreviations:
ARS–Argentine Peso
AUD–Australian Dollar
BNP–BNP Paribas
BRC–Barclays Bank
BRL–Brazilian Real
CBOT–Chicago Board of Trade
CIBC–Canadian Imperial Bank of Commerce
CLP–Chilean Peso
COMEX–Commodity Exchange
COP–Colombia Peso
CZK–Czech Koruna
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HUF–Hungarian Forint
INR–Indian Rupee
KRW–South Korean Won
LME–London Metal Exchange
LYD–Lloyds Bank Corporate Markets PLC
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NGN–Nigerian Naira
NOK–Norwegian Krone
NYBOT–New York Board of Trade
NYMEX–New York Mercantile Exchange
PHP–Philippine Peso
PLN–Polish Zloty
RBC–Royal Bank of Canada
SPDR–Standard & Poor’s Depositary Receipt
USD–United States Dollar
ZAR–South African Rand
Lincoln Inflation Plus Fund–4